Principal Subsidiaries - Summary of Principal Subsidiaries Interests (Parenthetical) (Detail)		12 Months Ended
	Oct. 25, 2022	Dec. 31, 2022
CEMEX Colombia S.A [member]
Disclosure of subsidiaries [line items]
Percentage of interest		99.00%
Cemento Bayano, S.A. [member]
Disclosure of subsidiaries [line items]
Interest held on treasury		0.516%
Percentage of indirectly interest		99.483%
Trinidad Cement Limited [member]
Disclosure of subsidiaries [line items]
Percentage of ownership interest		74.08%
Caribbean Cement Company Limited [member]
Disclosure of subsidiaries [line items]
Percentage of ownership interest		79.04%
Other Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Percentage of equity interest		51.00%
Another Subsidiary [Member]
Disclosure of subsidiaries [line items]
Percentage of ownership interest		4.96%
Percentage of indirectly interest		1.00%
CEMEX Espana SA [member]
Disclosure of subsidiaries [line items]
Percentage of equity interest		49.00%
CXNeoris N V [Member]
Disclosure of subsidiaries [line items]
Equity holdings sold percentage	65.00%	65.00%